UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2017

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			5.33
DISTRIBUTORS
1,750	GENUINE PARTS CO.	161,718
		161,718	0.92
MEDIA
3,000	OMNICOM GROUP INC.	258,630
		258,630	1.46
MULTILINE RETAIL
5,000	TARGET CORPORATION	275,950
		275,950	1.55
TEXTILES, APPAREL & LUXURY GOODS
6,000	COACH, INC.	247,980
		247,980	1.40

CONSUMER STAPLES			7.46
BEVERAGES
4,500	COCA-COLA CO.	190,980
		190,980	1.08

FOOD & STAPLES RETAILING
3,000	CVS HEALTH CORP.	235,500
4,000	SYSCO CORP.	207,680
9,000	THE KROGER CO.	265,410
3,500	WAL-MART STORES INC.	252,280
		960,870	5.42
HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	170,715
		170,715	0.96

ENERGY			2.93
ENERGY EQUIPMENT & SERVICES
3,500	SCHLUMBERGER LTD	273,350
		273,350	1.54
OIL, GAS & CONSUMABLE FUELS
3,000	EXXON MOBIL CORP.	246,030
		246,030	1.39

FINANCIALS			5.01
BANKS
5,000	U.S. BANCORP	257,500
4,000	WELLS FARGO & CO.	222,640
		480,140	2.71
CAPITAL MARKETS
2,500	T. ROWE PRICE GROUP INC.	170,375
		170,375	0.96

INSURANCE
4,500	METLIFE INC.	237,690
		237,690	1.34

HEALTH CARE			4.70
BIOTECHNOLOGY
4,500	ABBVIE INC.	293,220
		293,220	1.65
PHARMACEUTICALS
2,000	JOHNSON & JOHNSON	249,100
8,500	PFIZER INC.	290,785
		539,885	3.05

INDUSTRIALS			6.68
AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE, INC. B	241,425
		241,425	1.36
COMMERCIAL SERVICES & SUPPLIES
2,000	WASTE MANAGEMENT INC.	145,840
		145,840	0.82
INDUSTRIAL CONGLOMERATES
8,000	GENERAL ELECTRIC CO.	238,400
2,000	HONEYWELL INTERNATIONAL INC.	249,740
		488,140	2.76
TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY	309,000
		309,000	1.74

INFORMATION TECHNOLOGY			5.72
COMMUNICATIONS EQUIPMENT
8,000	CISCO SYSTEMS INC.	270,400
		270,400	1.53
IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	261,210
		261,210	1.47
SEMICONDUCTORS & EQUIPMENT
7,000	INTEL CORP.	252,490
		252,490	1.42
SOFTWARE
3,500	MICROSOFT CORP.	230,510
		230,510	1.30

MATERIALS			2.42
CHEMICALS
2,500	DUPONT DE NEMOURS & CO.	200,825
		200,825	1.13
CONTAINERS & PACKAGING
4,500	INTERNATIONAL PAPER COMPANY	228,510
		228,510	1.29

TELECOMMUNICATION SERVICES			2.73
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	249,300
4,815	VERIZON COMMUNICATIONS INC.	234,731
		484,031	2.73

UTILITIES			3.91
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	205,025
3,500	XCEL ENERGY INC.	155,575
		360,600	2.03
MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	155,140
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	177,400
		332,540	1.88

TOTAL COMMON STOCK (Cost: $6,168,851)		8,313,054	46.89

CORPORATE BOND
CONSUMER DISCRETIONARY			6.67
AUTO COMPONENTS
150,000	LEAR CORP. 4.75% 01/15/23	155,379
		155,379	0.88
AUTOMOBILES
130,000	GENERAL MOTORS FINL CO. 4.75% 08/15/17	131,413
		131,413	0.74
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	153,545
		153,545	0.87
HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	108,500
150,000	YUM! BRANDS INC. 5.30% 09/15/19	158,250
		266,750	1.50
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	159,866
		159,866	0.90
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	164,225
		164,225	0.93
MULTILINE RETAIL
150,000	MACYS RETAIL 3.45% 01/15/21	150,659
		150,659	0.85

CONSUMER STAPLES			0.86
FOOD & STAPLES RETAILING
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	153,525
		153,525	0.86

ENERGY			3.55
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	104,000
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	161,063
150,000	SESI LLC 6.375% 05/01/19	149,625
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	101,500
		516,188	2.91
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	112,825
		112,825	0.64

FINANCIALS			15.47
BANKS
100,000	BANK OF AMERICA CORP. 4.575% 03/19/20 FLOAT	104,250
100,000	BANK OF AMERICA CORP. 2.911% 09/28/20 FLOAT	100,246
122,000	BANK OF AMERICA CORP. 3.825% 07/07/21 FLOAT	123,354
150,000	BARCLAY BANK PLC 2.524% 04/18/21 FLOAT	146,475
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22	94,879
125,000	JPMORGAN CHASE & CO. 4.50% 02/25/21 FLOAT	124,863
		694,067	3.91
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	155,631
150,000	BGC PARTNERS INC. 5.375% 12/09/19	157,728
150,000	E*TRADE FINANCIAL CORP. 5.375% 11/15/22	157,130
100,000	FIFTH STREET FINANCE CORP.4.875% 03/01/19	99,797
100,000	GOLDMAN SACHS GROUP INC. 2.452% 08/26/20 FLOAT	99,939
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	103,132
100,000	MORGAN STANLEY 3.652% 09/30/17 FLOAT	100,458
100,000	MORGAN STANLEY 4.537% 10/27/18 FLOAT	102,500
100,000	MORGAN STANLEY 4.075% 04/25/23 FLOAT	102,750
100,000	MORGAN STANLEY 3.275% 10/28/24 FLOAT	92,625
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	108,333
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	102,599
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	152,927
		1,535,549	8.66
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,500
150,000	JEFFERIES GROUP LLC 3.00% STEP 07/27/22	149,912
		253,412	1.43
INSURANCE
150,000	BLACK KNIGHT INFOSERVE 5.75% 04/15/23	157,122
100,000	PRUDENTIAL FINANCIAL INC. 4.075% 11/02/20 FLOAT	104,030
		261,152	1.47

HEALTH CARE			1.41
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22	116,534
		116,534	0.66
PHARMACEUTICALS
130,000	ZOETIS INC. 3.45% 11/13/20	133,151
		133,151	0.75

INDUSTRIALS			7.66
AEROSPACE & DEFENSE
150,000	L-3 COMMUNICATIONS CORP. 5.20% 10/15/19	160,736
150,000	SPIRIT AEROSYSTEMS INC. 5.25% 03/15/22	156,199
		316,935	1.79
BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	129,960
		129,960	0.73
MACHINERY
150,000	AGCO CORP. 5.875% 12/01/21	162,809
150,000	HILLENBRAND INC. 5.50% 07/15/20	160,990
		323,799	1.83
PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	155,802
		155,802	0.88

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	100,000
150,000	GATX CORP. 2.60% 03/30/20	151,978
170,000	INTL LEASE FINANCE CORP. 4.625% 04/15/21	179,259
		431,237	2.43

INFORMATION TECHNOLOGY			4.62
ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	107,457
100,000	INGRAM MICRO INC. 5.25% 09/01/17	101,150
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19	152,318
150,000	TECH DATA CORP. 3.70% 02/15/22	150,520
		511,445	2.88
IT SERVICES
150,000	FIDELITY NATIONAL INFORMATION 3.625% 10/15/20	155,875
		155,875	0.88
SEMICONDUCTORS & EQUIPMENT
150,000	QUALCOMM INC. 3.00% 05/20/22	151,797
		151,797	0.86

MATERIALS			1.26
CHEMICALS
112,000	CF INDUSTRIES INC. 6.875% 05/01/18	116,760
		116,760	0.66
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	106,000
		106,000	0.60

REAL ESTATE			4.09
HEALTH CARE REITS
150,000	OMEGA HEALTHCARE INVESTORS 5.875% 03/15/24	154,769
		154,769	0.87
HOTEL & RESORT REITS
105,000	HOSPITALITY PROP TRUST 6.70% 01/15/18	106,400
		106,400	0.60
OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23	145,799
160,000	SL GREEN REALTY CORP. 4.50% 12/01/22	163,534
		309,333	1.74
REAL ESTATE SERVICES
150,000	CBRE SERVICES INC. 5.00% 03/15/23	156,022
		156,022	0.88

TELECOMMUNICATION SERVICES			0.71
DIVERSIFIED TELECOM. SERVICES
125,000	QWEST CORP. 6.50% 06/01/17	125,626
		125,626	0.71

UTILITIES			0.86
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUM 5.70% 04/01/17	49,000
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	103,250
		152,250	0.86

TOTAL CORPORATE BOND (Cost: $8,306,701)		8,362,250	47.16

PREFERRED STOCK
FINANCIALS			4.08
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX - FLOAT	103,625
100,000	JPMORGAN CHASE & CO. 5.00% PFD FIX - FLOAT	101,125
150,000	WELLS FARGO & CO. 7.98% PFD FIX - FLOAT	156,750
		361,500	2.05
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD FIX - FLOAT	154,734
		154,734	0.87
INSURANCE
200,000	METLIFE INC. 5.25% PFD FIX - FLOAT	206,317
		206,317	1.16

TOTAL PREFERRED STOCK (Cost: $701,545)		722,551	4.08
TOTAL INVESTMENT IN SECURITIES (Cost: $15,177,097)		17,397,855	98.13
CASH OR CASH EQUIVALENT		422,022	2.38
OTHER ASSETS LESS LIABILITIES		(89,864)	(0.51)

TOTAL NET ASSETS		17,730,013	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2017

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			11.36
MEDIA
1,235	WALT DISNEY CO.	140,037
		140,037	2.43
SPECIALTY RETAIL
10,000	CONN’S INC. *	87,500
500	O’REILLY AUTOMOTIVE INC. *	134,920
2,000	TRACTOR SUPPLY COMPANY	137,940
		360,360	6.27
TEXTILES, APPAREL & LUXURY GOODS
2,750	NIKE INC.	153,257
		153,257	2.66

CONSUMER STAPLES			4.06
FOOD & STAPLES RETAILING
7,500	CHEFS’ WAREHOUSE INC. *	104,250
1,400	PRICESMART, INC.	129,080
		233,330	4.06

ENERGY			6.34
ENERGY EQUIPMENT & SERVICES
900	CORE LABORATORIES N.V.	103,968
15,000	HORNBECK OFFSHORE SERVICES INC. *	66,450
15,000	NOBLE CORPORATION	92,850
1,300	SCHLUMBERGER LTD	101,530
		364,798	6.34

FINANCIALS			12.55
BANKS
1,750	EAST WEST BANCORP INC.	90,318
900	SIGNATURE BANK *	133,551
		223,869	3.89
CAPITAL MARKETS
850	FACTSET RESEARCH SYSTEMS INC.	140,173
600	MARKETAXESS HOLDINGS INC.	112,494
2,000	MORNINGSTAR, INC.	157,200
1,750	SEI INVESTMENTS COMPANY	88,270
		498,137	8.66

HEALTH CARE			7.58
HEALTH CARE TECHNOLOGY
2,445	CERNER CORPORATION *	143,888
700	HENRY SCHEIN INC. *	118,979
550	IDEXX LABORATORIES, INC. *	85,035
		347,902	6.05
PHARMACEUTICALS
1,650	ZOETIS, INC.	88,061
		88,061	1.53

INDUSTRIALS			13.86
AIRLINES
2,500	SPIRIT AIRLINES INC. *	132,675
		132,675	2.31
COMMERCIAL SERVICES & SUPPLIES
3,750	HEALTHCARE SERVICES GROUP, INC.	161,588
5,000	TEAM INC. *	135,250
		296,838	5.17
MACHINERY
1,500	WABTEC CORP.	117,000
		117,000	2.03
PROFESSIONAL SERVICES
700	EQUIFAX INC.	95,718
		95,718	1.66
TRADING COMPANIES & DISTRIBUTORS
6,000	TRITON INTERNATIONAL LIMITED	154,740
		154,740	2.69

INFORMATION TECHNOLOGY			13.26
INTERNET SOFTWARE & SERVICES
200	ALPHABET INC. *	169,560
1,150	FACEBOOK, INC. *	163,358
2,700	SHUTTERSTOCK, INC. *	111,645
		444,563	7.74
IT SERVICES
1,315	ACCENTURE PLC	157,642
1,800	VISA INC.	159,966
		317,608	5.52

TELECOMMUNICATION SERVICES			1.27
DIVERSIFIED TELECOM. SERVICES
1,500	VERIZON COMMUNICATIONS INC.	73,125
		73,125	1.27

TOTAL COMMON STOCK (Cost: $3,762,933)		4,042,018	70.28

CORPORATE BOND
CONSUMER DISCRETIONARY			1.88
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	108,250
		108,250	1.88

ENERGY			11.11
ENERGY EQUIPMENT & SERVICES
105,000	NOBLE HOLDING INTL LTD 5.75% 03/16/18 FLOAT	106,575
100,000	PRIDE INTERNATIONAL INC. 8.50% 06/15/19	109,500
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	107,375
100,000	SEACOR HOLDING 7.375% 10/01/19	102,500
100,000	SESI LLC 6.375% 05/01/19	99,750
		525,700	9.15
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	112,825
		112,825	1.96

FINANCIALS			3.54
BANKS
100,000	BANK OF AMERICA 2.789% 07/28/17 FLOAT	100,225
		100,225	1.74

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	103,500
		103,500	1.80

HEALTH CARE			1.76
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	101,375
		101,375	1.76

INDUSTRIALS			3.54
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	103,500
		103,500	1.80
TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	100,120
		100,120	1.74

INFORMATION TECHNOLOGY			1.48
INTERNET SOFTWARE & SERVICES
84,000	IAC/INTERACTIVECORP 4.875% 11/30/18	85,155
		85,155	1.48

MATERIALS			1.84
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	106,000
		106,000	1.84

REAL ESTATE			1.98
SPECIALIZED REITS
100,000	EPR PROPERTIES 7.75% 07/15/20	113,711
		113,711	1.98

TOTAL CORPORATE BOND (Cost: $1,546,234)		1,560,361	27.13

PREFERRED STOCK
FINANCIALS			1.77
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX - FLOAT	101,810
		101,810	1.77

TOTAL PREFERRED STOCK (Cost: $99,875)		101,810	1.77

TOTAL INVESTMENT IN SECURITIES (Cost: $5,409,042)		5,704,189	99.18
CASH OR CASH EQUIVALENT		35,713	0.62
OTHER ASSETS LESS LIABILITIES		11,569	0.20

TOTAL NET ASSETS		5,751,471	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2017

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			19.62
HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	259,220
		259,220	3.27
MEDIA
3,175	TIME WARNER INC.	310,229
3,100	WALT DISNEY CO.	351,509
		661,738	8.33
SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	308,288
2,240	THE HOME DEPOT, INC.	328,899
		637,187	8.02

CONSUMER STAPLES			17.78
BEVERAGES
5,120	COCA-COLA CO.	217,293
975	PEPSICO, INC.	109,063
		326,356	4.10
FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	259,600
2,950	WAL-MART STORES INC.	212,636
		472,236	5.95
FOOD PRODUCTS
2,700	MONDELEZ INT’L INC.	116,316
3,000	THE KRAFT HEINZ COMPANY	272,430
		388,746	4.90
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	224,625
		224,625	2.83

ENERGY			1.55
OIL, GAS & CONSUMABLE FUELS
1,500	EXXON MOBIL CORP.	123,015
		123,015	1.55

FINANCIALS			16.95
BANKS
7,000	BANK OF AMERICA CORP.	165,130
2,850	CITIGROUP INC.	170,487
3,070	WELLS FARGO & CO.	170,876
		506,493	6.38
DIVERSIFIED FINANCIAL SERVICES
1,952	BERKSHIRE HATHAWAY INC. B *	325,359
		325,359	4.10
INSURANCE
4,000	AMERICAN INT’L GROUP INC.	249,720
5,000	METLIFE INC.	264,100
		513,820	6.47

HEALTH CARE			3.94
PHARMACEUTICALS
2,515	JOHNSON & JOHNSON	313,243
		313,243	3.94

INDUSTRIALS			17.49
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	195,150
1,200	UNITED PARCEL SERVICE, INC. B	128,760
		323,910	4.08
INDUSTRIAL CONGLOMERATES
9,605	GENERAL ELECTRIC CO.	286,229
2,000	HONEYWELL INTERNATIONAL INC.	249,740
		535,969	6.75
MACHINERY
2,000	DEERE & CO.	217,720
2,350	ILLINOIS TOOL WORKS INC.	311,305
		529,025	6.66

INFORMATION TECHNOLOGY			23.56
INTERNET SOFTWARE & SERVICES
300	ALPHABET INC. CLASS C *	248,868
		248,868	3.13
IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	235,089
2,200	MASTERCARD INC.	247,434
		482,523	6.08
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	201,992
		201,992	2.54
SOFTWARE
4,887	MICROSOFT CORP.	321,858
5,710	ORACLE CORPORATION	254,723
		576,581	7.26
TECHNOLOGY HARDWARE STORAGE & PERPHERALS
2,513	APPLE INC.	361,018
		361,018	4.55

MATERIALS			0.03
CHEMICALS
80	ADVANSIX INC. *	2,186
		2,186	0.03

TOTAL COMMON STOCK (Cost: $4,474,133)		8,014,110	100.92
TOTAL INVESTMENT IN SECURITIES (Cost: $4,474,133)		8,014,110	100.92
OTHER ASSETS LESS LIABILITIES		(73,109)	(0.92)

TOTAL NET ASSETS		7,941,001	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2017

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			32.94
AUTO COMPONENTS
1,800	LEAR CORP.	254,844
		254,844	4.35
DISTRIBUTORS
2,100	POOL CORPORATION	250,593
		250,593	4.28
SPECIALTY RETAIL
25,000	CONN’S INC. *	218,750
4,000	GAMESTOP CORP. A	90,200
3,300	MONRO MUFFLER BRAKE, INC.	171,930
850	O’REILLY AUTOMOTIVE INC. *	229,364
5,000	PENSKE AUTOMOTIVE GROUP INC.	234,050
3,400	TRACTOR SUPPLY COMPANY	234,497
		1,178,791	20.15
TEXTILES, APPAREL & LUXURY GOODS
2,350	PVH CORP.	243,155
		243,155	4.16

CONSUMER STAPLES			2.84
BEVERAGES
1,700	DR PEPPER SNAPPLE GROUP INC.	166,464
		166,464	2.84

ENERGY			7.42
ENERGY EQUIPMENT & SERVICES
28,000	HELIX ENERGY SOLUTIONS GROUP INC. *	217,560
35,000	NOBLE CORPORATION	216,650
		434,210	7.42

FINANCIALS			7.62
BANKS
4,500	CIT GROUP INC.	193,185
4,900	EAST WEST BANCORP INC.	252,889
		446,074	7.62

HEALTH CARE			2.82
HEALTH CARE TECHNOLOGY
2,800	CERNER CORPORATION *	164,780
		164,780	2.82

INDUSTRIALS			40.09
AIRLINES
4,950	SPIRIT AIRLINES INC. *	262,697
		262,697	4.49
CONSTRUCTION & ENGINEERING
7,500	CHICAGO BRIDGE & IRON CO. N.V.	230,625
		230,625	3.94

MACHINERY
2,000	GRACO INC.	188,280
9,500	NAVISTAR INT’L CORP. *	233,890
3,100	WABTEC CORP.	241,800
		663,970	11.36
MARINE
3,800	KIRBY CORP. *	268,090
		268,090	4.58
ROAD & RAIL
3,800	GENESEE & WYOMING INC. *	257,868
2,300	KANSAS CITY SOUTHERN	197,248
1,800	LANDSTAR SYSTEM INC.	154,170
10,600	SWIFT TRANSPORTATION CO. *	217,724
		827,010	14.13
TRADING COMPANIES & DISTRIBUTORS
400	W.W. GRAINGER, INC.	93,104
		93,104	1.59

INFORMATION TECHNOLOGY			4.83
SOFTWARE
4,800	ASPEN TECHNOLOGY, INC. *	282,816
		282,816	4.83

MATERIALS			2.03
CHEMICALS
2,300	H.B. FULLER CO.	118,588
		118,588	2.03

TOTAL COMMON STOCK (Cost: $4,824,846)		5,885,811	100.59
TOTAL INVESTMENT IN SECURITIES (Cost: $4,824,846)		5,885,811	100.59
OTHER ASSETS LESS LIABILITIES		(34,666)	(0.59)

TOTAL NET ASSETS		5,851,145	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2017

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			16.32
AUTO COMPONENTS
34,000	GENTHERM INC. *	1,334,500
		1,334,500	4.92
SPECIALTY RETAIL
140,000	CONN’S INC. *	1,225,000
30,000	HIBBETT SPORTS INC. *	885,000
49,000	SONIC AUTOMOTIVE INC.	982,450
		3,092,450	11.40

CONSUMER STAPLES			6.85
FOOD & STAPLES RETAILING
65,812	CHEFS’ WAREHOUSE INC. *	914,787
		914,787	3.37
FOOD PRODUCTS
65,000	DARLING INGREDIENTS INC. *	943,800
		943,800	3.48

ENERGY			21.38
ENERGY EQUIPMENT & SERVICES
115,000	HELIX ENERGY SOLUTIONS GROUP INC. *	893,550
95,000	HORNBECK OFFSHORE SERVICES INC. *	420,850
61,000	MATRIX SERVICE CO. *	1,006,500
43,000	NATURAL GAS SERVICES GROUP, INC. *	1,120,150
359,944	NORTH AMERICAN ENERGY PARTNERS INC.	1,781,723
325,000	PARKER DRILLING CO. *	568,750
		5,791,523	21.35
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC. *	9,950
		9,950	0.03

FINANCIALS			7.17
BANKS
20,000	EAST WEST BANCORP INC.	1,032,200
		1,032,200	3.80
CONSUMER FINANCE
47,000	REGIONAL MANAGEMENT CORP. *	913,210
		913,210	3.37

INDUSTRIALS			50.03
BUILDING PRODUCTS
26,195	INSTEEL INDUSTRIES, INC.	946,687
		946,687	3.49
COMMERCIAL SERVICES & SUPPLIES
34,500	MOBILE MINI INC.	1,052,250
39,000	TEAM INC. *	1,054,950
		2,107,200	7.77

CONSTRUCTION & ENGINEERING
131,000	ORION GROUP HOLDINGS, INC. *	978,570
		978,570	3.61
MACHINERY
42,000	NAVISTAR INT’L CORP. *	1,034,040
		1,034,040	3.81
MARINE
20,000	KIRBY CORP. *	1,411,000
		1,411,000	5.20
ROAD & RAIL
18,000	GENESEE & WYOMING INC. *	1,221,480
29,000	SAIA INC. *	1,284,700
		2,506,180	9.24
TRADING COMPANIES & DISTRIBUTORS
37,000	DXP ENTERPRISES INC. *	1,401,190
41,000	RUSH ENTERPRISES INC. *	1,356,280
71,000	TRITON INTERNATIONAL LIMITED	1,831,090
		4,588,560	16.91

TOTAL COMMON STOCK (Cost: $23,689,445)		27,604,657	101.75
TOTAL INVESTMENT IN SECURITIES (Cost: $23,689,445)		27,604,657	101.75
OTHER ASSETS LESS LIABILITIES		(474,539)	(1.75)

TOTAL NET ASSETS		27,130,118	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of March 31, 2017.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$519,380	$364,798	$123,015	$434,210	$5,801,473
Materials	429,335	—	2,186	118,588	—
Industrials	1,184,405	796,971	1,388,904	2,345,496	13,572,237
Consumer Discretionary	944,278	653,654	1,558,145	1,927,383	4,426,950
Consumer Staples	1,322,565	233,330	1,411,963	166,464	1,945,410
Health Care	833,105	435,963	313,243	164,780	—
Financials	888,205	722,006	1,345,672	446,074	1,858,587
Information Technology	1,014,610	762,171	1,870,982	282,816	—
Telecommunication Services	484,031	73,125	—	—	—
Utilities	693,140	—	—	—	—
Preferred Stock
Financials	722,551	101,810	—	—	—
Level 1 Total	9,035,605	4,143,828	8,014,110	5,885,811	27,604,657

Level 2 - Other significant observable inputs
Corporate Bonds
Energy	629,012	638,525	—	—	—
Materials	222,760	106,000	—	—	—
Industrials	1,357,733	203,620	—	—	—
Consumer Discretionary	1,181,836	108,250	—	—	—
Consumer Staples	153,525	—	—	—	—
Health Care	249,686	101,375	—	—	—
Financials	2,744,180	203,725	—	—	—
Information Technology	819,118	—	—	—	—
Telecommunication Services	125,626	85,155	—	—	—
Utilities	152,250	—	—	—	—
Real Estate	726,524	113,711	—	—	—
Level 2 Total	8,362,250	1,560,361	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$17,397,855	$5,704,189	$8,014,110	$5,885,811	$27,604,657

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended March 31, 2017. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2017, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2017, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$15,177,097	$5,409,042	$4,475,017	$4,824,846	$23,913,163
Gross Unrealized Appreciation	2,347,622	776,195	3,539,093	1,924,934	12,115,188
Gross Unrealized Depreciation	126,864	481,048	—	863,969	8,423,694
Net Unrealized Appreciation	2,220,758	295,147	3,539,093	1,060,965	3,691,494

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 26, 2017

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	May 26, 2017